Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Current assets
Cash		$ 1,042,230	$ 327,111
Receivables from customers, net		594,549	1,642,654
Prepaid expenses, current		975,397	7,145
Deposits and other assets, current, net		139,687	16,918
Deposits-a related party, current, net		705,074
Total current assets		3,456,937	1,993,828
Operating lease right-of-use (“ROU”) assets		69,284	6,720
Deferred tax assets, net		1,434	20
Office equipment, net		2,032	3,511
Intangible assets, net		901,035	1,093,896
Deferred initial public offering (“IPO”) costs			574,865
Prepaid expenses, non-current		2,881,173
Deposits, non-current, net		12,820
Total assets		7,324,715	3,672,840
Current liabilities
Accounts payable			154,236
Operating lease liabilities, current		67,537	6,890
Accrued expenses and other liabilities		162,436	1,343,161
Income tax payable		56,444	147,384
Total current liabilities		424,262	2,020,721
Operating lease liabilities, non-current		5,708
Total liabilities		429,970	2,020,721
Commitments and contingencies
Shareholders’ equity
Ordinary shares, US$0.001 par value, 50,000,000 shares authorized; 11,583,839 and 10,083,839 shares issued and outstanding as of September 30, 2025 and 2024, respectively	[1]	11,584	10,084
Additional paid-in capital		4,767,047	529,963
Retained earnings		2,101,998	1,100,663
Accumulated other comprehensive income		14,116	11,409
Total shareholders’ equity		6,894,745	1,652,119
Total liabilities and shareholders’ equity		7,324,715	3,672,840
Related Party [Member]
Current liabilities
Amounts due to related parties		$ 137,845	$ 369,050

[1]	Shares presented on a retroactive basis to reflect the reorganization.